GOODWILL AND INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

4.	GOODWILL AND INTANGIBLE ASSETS, NET

The Company had goodwill of $13.6 million as of March 31, 2023 and December 31, 2022 resulting from a prior acquisition. Goodwill and Intangible assets, net are classified as Assets Held for Sale – Noncurrent at March 31, 2023.

Intangible assets, net consists of the following (in thousands):

	Weighted	March 31, 2023
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(3,319)	$4,491
Customer relationships	6	2,130	(1,509)	621
Trademarks	2	720	(720)	-
Non-compete	3	180	(180)	-
Total acquired intangible assets		$10,840	$(5,728)	$5,112

	Weighted	December 31, 2022
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(3,189)	$4,621
Customer relationships	6	2,130	(1,449)	681
Trademarks	2	720	(720)	-
Non-compete	3	180	(180)	-
Total acquired intangible assets		$10,840	$(5,538)	$5,302

Amortization expense related to the Company’s intangible assets amounted to $0.2 million and $0.3 million for the three months ended March 31, 2023 and 2022, respectively.

There will be no further amortization expense for the remainder of 2023 and thereafter related to the Company’s intangible assets as the long-lived assets in the disposal group should be recorded at the carrying amount at the time the assets are accounted as held for sale.

8.	GOODWILL AND INTANGIBLE ASSETS, NET

The Company has goodwill of $13.6 million resulting from its acquisition of Mimosa Networks, Inc. (“Mimosa”) in November 2018.

Intangible assets, net consists of the following (in thousands):

	Weighted	December 31, 2022
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(3,189)	$4,621
Customer relationships	6	2,130	(1,449)	681
Trademarks	2	720	(720)	-
Non-compete	3	180	(180)	-
Total acquired intangible assets		$10,840	$(5,538)	$5,302

	Weighted	December 31, 2021
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(2,408)	$5,402
Customer relationships	6	2,130	(1,094)	1,036
Trademarks	2	720	(720)	-
Non-compete	3	180	(180)	-
Total acquired intangible assets		$10,840	$(4,402)	$6,438

The Company’s intangible assets include internally developed technology, customer relationships, trademarks and non-compete agreements. Amortization expense related to the Company’s intangible assets amounted to $1.1 million and $1.2 million for the years ended December 31, 2022 and 2021, respectively.

Estimated amortization expense for the next five years and thereafter related to the Company’s intangible assets is as follows (in thousands):

2023	$1,136
2024	1,107
2025	781
2026	781
2027	781
Thereafter	716
Total	$5,302